Assets and Liabilities Held for Sale and Discontinued Operations - Additional Information (Details) $ in Thousands, $ in Millions						3 Months Ended		6 Months Ended
	Aug. 06, 2021 USD ($)	Jul. 09, 2021 CAD ($)	Jul. 09, 2021 USD ($)	Jun. 04, 2021 USD ($)	Nov. 25, 2019 OperatingSegment	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes (note 3)						$ (30,234)	$ (14,659)	$ (37,081)	$ (30,347)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Number of operations sold | OperatingSegment					2
Loss from discontinued operations, net of income taxes (note 3)						$ (30,234)	$ (14,659)	$ (37,081)	$ (30,347)
Definitive Agreement for Sale | PRV | Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Percentage of net proceeds from subsidiaries				30.00%
Prometic Biotherapeutics Inc
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Purchase price received				$ 105.0
Prometic Biotherapeutics Inc | PRV
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Purchase price received				$ 105.0
Prometic Biotherapeutics Inc | Definitive Agreement for Sale | PRV
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Upfront payment received	$ 105.0
Upfront payment received, net of selling costs	$ 103.5
Prometic Bioproduction Inc | Definitive Agreement for Sale | Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Purchase price received		$ 9,100
SPA | Definitive Agreement for Sale | Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds from sale of subsidiary			$ 5.2
PRV | Definitive Agreement for Sale | Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Percentage of net proceeds from subsidiaries		30.00%	30.00%